Restructuring initiatives - Additional information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Restructuring Initiatives [Abstract]
Severance costs		¥ 10,348
Liabilities relating to restructuring costs including currency translation adjustments	¥ 1,705
Amount paid as severance costs	8,092
Branch consolidation costs	4,231
Liabilities relating to branch consolidation costs	¥ 2,767